Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 0.9%
Entertainment 0.9%
Live Nation Entertainment, Inc.(a)	44,300	5,211,452
Total Communication Services		5,211,452
Consumer Discretionary 9.1%
Auto Components 2.7%
Aptiv PLC(a)	45,600	5,458,776
BorgWarner, Inc.	235,000	9,141,500
Total		14,600,276
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings, Inc.(a)	48,200	7,313,868
Yum! Brands, Inc.	83,900	9,944,667
Total		17,258,535
Household Durables 1.2%
Newell Brands, Inc.	303,000	6,487,230
Specialty Retail 1.1%
Ross Stores, Inc.	65,000	5,879,900
Textiles, Apparel & Luxury Goods 1.0%
VF Corp.	95,400	5,424,444
Total Consumer Discretionary		49,650,385
Consumer Staples 6.5%
Food & Staples Retailing 2.0%
Sysco Corp.	129,300	10,557,345
Food Products 4.5%
Archer-Daniels-Midland Co.	80,800	7,293,008
Hershey Co. (The)	38,900	8,426,907
Tyson Foods, Inc., Class A	99,700	8,936,111
Total		24,656,026
Total Consumer Staples		35,213,371
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
Coterra Energy, Inc.	391,400	10,556,058
Devon Energy Corp.	140,300	8,295,939
Valero Energy Corp.	118,700	12,052,798
Total		30,904,795
Total Energy		30,904,795
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.3%
Banks 4.3%
Huntington Bancshares, Inc.	451,000	6,593,620
Prosperity Bancshares, Inc.	91,100	6,320,518
Zions Bancorp	163,000	10,686,280
Total		23,600,418
Capital Markets 1.5%
Bank of New York Mellon Corp. (The)	163,400	8,109,542
Insurance 9.5%
Alleghany Corp.(a)	16,050	13,594,350
American Financial Group, Inc.	71,600	10,426,392
Everest Re Group Ltd.	22,900	6,901,602
Old Republic International Corp.	106,000	2,742,220
Progressive Corp. (The)	67,000	7,637,330
WR Berkley Corp.	152,250	10,138,328
Total		51,440,222
Total Financials		83,150,182
Health Care 3.9%
Health Care Equipment & Supplies 1.5%
Cooper Companies, Inc. (The)	19,500	8,143,005
Health Care Providers & Services 2.4%
Molina Healthcare, Inc.(a)	14,419	4,810,034
Quest Diagnostics, Inc.	59,300	8,115,798
Total		12,925,832
Total Health Care		21,068,837
Industrials 20.7%
Aerospace & Defense 1.9%
Textron, Inc.	136,000	10,115,680
Airlines 1.5%
Alaska Air Group, Inc.(a)	140,900	8,173,609
Building Products 1.0%
Owens Corning	58,900	5,389,350
Commercial Services & Supplies 1.0%
Republic Services, Inc.	42,839	5,676,167
Electrical Equipment 1.5%
CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hubbell, Inc.	44,700	8,214,519
Machinery 8.3%
AGCO Corp.	61,600	8,995,448
Lincoln Electric Holdings, Inc.	39,800	5,484,838
Middleby Corp. (The)(a)	44,300	7,262,542
Oshkosh Corp.	50,700	5,102,955
Parker-Hannifin Corp.	26,600	7,548,016
Toro Co. (The)	83,300	7,121,317
Xylem, Inc.	40,500	3,453,030
Total		44,968,146
Professional Services 2.5%
Leidos Holdings, Inc.	78,700	8,501,174
ManpowerGroup, Inc.	55,400	5,203,168
Total		13,704,342
Road & Rail 2.0%
JB Hunt Transport Services, Inc.	26,800	5,381,172
Landstar System, Inc.	36,300	5,475,129
Total		10,856,301
Trading Companies & Distributors 1.0%
United Rentals, Inc.(a)	15,500	5,505,755
Total Industrials		112,603,869
Information Technology 11.1%
Communications Equipment 0.8%
Motorola Solutions, Inc.	19,300	4,674,460
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A	85,500	6,442,425
Flex Ltd.(a)	474,700	8,805,685
Total		15,248,110
IT Services 5.5%
DXC Technology Co.(a)	183,000	5,971,290
Genpact Ltd.	184,100	8,010,191
Global Payments, Inc.	55,200	7,553,568
MAXIMUS, Inc.	110,300	8,266,985
Total		29,802,034
Semiconductors & Semiconductor Equipment 0.9%
MKS Instruments, Inc.	32,400	4,860,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	364,400	6,089,124
Total Information Technology		60,673,728
Materials 12.4%
Chemicals 5.0%
Corteva, Inc.	116,500	6,696,420
International Flavors & Fragrances, Inc.	38,200	5,016,806
RPM International, Inc.	57,300	4,666,512
Westlake Corp.	88,300	10,896,220
Total		27,275,958
Containers & Packaging 4.4%
AptarGroup, Inc.	42,100	4,946,750
Avery Dennison Corp.	44,000	7,654,680
Packaging Corp. of America	71,200	11,115,032
Total		23,716,462
Metals & Mining 3.0%
Reliance Steel & Aluminum Co.	43,100	7,902,385
Steel Dynamics, Inc.	101,900	8,501,517
Total		16,403,902
Total Materials		67,396,322
Real Estate 8.8%
Equity Real Estate Investment Trusts (REITS) 8.8%
Alexandria Real Estate Equities, Inc.	40,900	8,231,125
American Homes 4 Rent, Class A	172,600	6,909,178
Camden Property Trust	41,300	6,864,060
Duke Realty Corp.	47,300	2,746,238
Equity LifeStyle Properties, Inc.	90,000	6,883,200
Lamar Advertising Co., Class A	69,500	8,074,510
National Retail Properties, Inc.	177,200	7,963,368
Total		47,671,679
Total Real Estate		47,671,679

2	CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Electric Utilities 3.2%
Alliant Energy Corp.	141,100	8,815,928
Xcel Energy, Inc.	121,700	8,783,089
Total		17,599,017
Total Utilities		17,599,017
Total Common Stocks (Cost $401,568,887)		531,143,637

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Mid Cap 0.7%
iShares Russell Mid-Cap Value ETF	33,000	3,948,120
Total Exchange-Traded Equity Funds (Cost $3,816,998)		3,948,120

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	9,436,671	9,432,896
Total Money Market Funds (Cost $9,433,274)		9,432,896
Total Investments in Securities (Cost: $414,819,159)		544,524,653
Other Assets & Liabilities, Net		(212,762)
Net Assets		544,311,891

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	11,523,412	15,816,424	(17,906,922)	(18)	9,432,896	(1,442)	3,539	9,436,671
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7038_12_A01_(05/22)